Subsequent Event Transactions (Details) (USD $)	Oct. 15, 2013	Jun. 23, 2013	May 03, 2013	Apr. 30, 2013
Subsequent Event Transactions
No of shares issued for services			853,333	1,000,000
Per share value of shares		$ 0.20	$ 0.20	$ 0.20
Value of consultation fee considered				$ 100,000
Value of stockissued		600,000	170,667
Escrow Shares earned by Ventures stockholder		3,000,000
Company Issued Covertible Note Amount Of	$ 58,000
Rate Of Interest Per Annum	10.00%
Debenture Security Issued In The Form Of Restricted Common Shares To The Note Holder	1,250,000